Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities

At December 31, 2025 and 2024, other current liabilities consisted of the following:

	As of December 31,
	2025	2024
Accrued expenses	$636,194	$793,873
Advance from customers	174,822	147,849
Other payables	2,210,718	2,727,401
	$3,021,734	$3,669,123